Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document and Entity Information
Entity Registrant Name	JIAYUAN.COM INTERNATIONAL LTD
Entity Central Index Key	0001511683
Document Type	20-F
Document Period End Date	Dec 31, 2011
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	47,489,394
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY

CONSOLIDATED BALANCE SHEETS In Thousands, unless otherwise specified	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2011 USD USD ($)
Current assets:
Cash and cash equivalents	181,340	19,388	$ 28,812
Short-term deposits	404,500	116,000	64,269
Accounts receivable, net	16,294	5,631	2,589
Amounts due from a related party		1,000
Deferred tax assets	3,045	1,231	484
Prepaid expenses and other current assets	12,927	5,979	2,054
Total current assets	618,106	149,229	98,208
Non-current assets:
Term deposits	10,000		1,589
Property and equipment, net	27,599	15,029	4,385
Total assets	655,705	164,258	104,182
Current liabilities:
Accounts payable		1,194
Deferred revenue	78,547	55,326	12,480
Accrued expenses and other current liabilities	28,817	12,908	4,579
Income tax payable	14,824	15,151	2,355
Amounts due to a related party		993
Total current liabilities	122,188	85,572	19,414
Total liabilities	122,188	85,572	19,414
Commitments and contingencies (Note 15)
Series A redeemable convertible preferred shares (US$0.001 par value; 9,566,667 shares authorized, issued and outstanding as of December 31, 2010, none outstanding as of December 31, 2011)		93,559
SHAREHOLDERS' (DEFICIT)/EQUITY
Ordinary shares (US$0.001 par value; 40,433,333 shares and 100,000,000 shares authorized as of December 31, 2010 and 2011, respectively; 27,272,727 shares issued and outstanding as of December 31, 2010; 47,489,394 shares issued and outstanding as of December 31, 2011)	339	210	54
Additional paid-in capital	522,470		83,012
Statutory reserves	5,792	392	920
(Accumulated deficit)/retained earnings	7,956	(23,887)	1,264
Foreign currency translation adjustments	(3,040)	8,412	(482)
Total shareholders' (deficit)/equity	533,517	(14,873)	84,768
Total liabilities, redeemable convertible preferred shares and shareholders' (deficit)/equity	655,705	164,258	$ 104,182

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Series A redeemable convertible preferred shares, shares authorized		9,566,667
Series A redeemable convertible preferred shares, shares issued		9,566,667
Series A redeemable convertible preferred shares, shares outstanding		9,566,667
Ordinary shares, shares authorized	100,000,000	40,433,333
Ordinary shares, shares issued	47,489,394	27,272,727
Ordinary shares, shares outstanding	47,489,394	27,272,727
USD
Series A redeemable convertible preferred shares, par value (in dollars per share)	0.001	0.001
Ordinary shares, par value (in dollars per share)	0.001	0.001

CONSOLIDATED STATEMENTS OF OPERATIONS In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2011 USD USD ($)
Net revenues	331,241	167,589	63,894	$ 52,629
Cost of revenues	(104,814)	(61,049)	(28,448)	(16,654)
Gross profit	226,427	106,540	35,446	35,975
Operating expenses:
Selling and marketing expenses	(110,521)	(57,867)	(16,574)	(17,560)
General and administrative expenses	(64,310)	(24,338)	(8,631)	(10,218)
Research and development expenses	(11,796)	(381)	(8)	(1,874)
Total operating expenses	(186,627)	(82,586)	(25,213)	(29,652)
Operating income	39,800	23,954	10,233	6,323
Interest income, net	5,077	1,876	1,189	807
Foreign currency exchange (loss)/income, net	8,911		(3)	1,416
Other income, net	1,562	898	6	248
Income before income tax	55,350	26,728	11,425	8,794
Income tax expenses	(18,107)	(10,011)	(5,748)	(2,877)
Net income attributable to Jiayuan.com International Ltd.	37,243	16,717	5,677	5,917
Accretion of redeemable convertible preferred shares	(3,222)	(8,690)	(7,976)	(512)
Income allocated to participating preferred shareholders	(12,681)	(16,717)	(5,677)	(2,015)
Net (loss)/income attributable to ordinary shareholders	21,340	(8,690)	(7,976)	$ 3,390
Net (loss)/income per share:
Basic (in CNY and dollars per share)	0.54	(0.32)	(0.29)	$ 0.09
Diluted (in CNY and dollars per share)	0.5	(0.32)	(0.29)	$ 0.08
Weighted average shares used in calculating net (loss)/income per share, basic (in shares)	39,647,790	27,272,727	27,272,727	39,647,790
Weighted average shares used in calculating net (loss)/income per share, diluted (in shares)	42,384,833	27,272,727	27,272,727	42,384,833
Net (loss)/income per ADS:
Basic (in CNY and dollars per share)	0.81	(0.48)	(0.44)	$ 0.13
Diluted (in CNY and dollars per share)	0.76	(0.48)	(0.44)	$ 0.12
Weighted average shares used in calculating net (loss)/income per ADS, basic (in shares)	26,431,860	18,181,818	18,181,818	26,431,860
Weighted average shares used in calculating net (loss)/income per ADS, diluted (in shares)	28,256,555	18,181,818	18,181,818	28,256,555

CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' (DEFICIT)/EQUITY AND COMPREHENSIVE INCOME (CNY) In Thousands, except Share data, unless otherwise specified	Total	Outstanding ordinary shares	Additional paid-in capital	Statutory reserves	Accumulated (deficit)/retained earnings	Foreign currency translation adjustments	Total comprehensive income
Balance at Dec. 31, 2008	(32,091)	210			(37,811)	5,510
Balance (in shares) at Dec. 31, 2008		27,272,727
Increase (Decrease) in Shareholders' Equity
Net income	5,677				5,677		5,677
Share-based compensation	1,625		1,625
Accretion of Series A redeemable convertible preferred shares	(7,976)		(1,625)		(6,351)
Foreign currency translation adjustments	77					77	77
Total comprehensive (loss)/income							5,754
Balance at Dec. 31, 2009	(32,688)	210			(38,485)	5,587
Balance (in shares) at Dec. 31, 2009		27,272,727
Increase (Decrease) in Shareholders' Equity
Net income	16,717				16,717		16,717
Share-based compensation	6,963		6,963
Appropriation to statutory reserves				392	(392)
Accretion of Series A redeemable convertible preferred shares	(8,690)		(6,963)		(1,727)
Foreign currency translation adjustments	2,825					2,825	2,825
Total comprehensive (loss)/income							19,542
Balance at Dec. 31, 2010	(14,873)	210		392	(23,887)	8,412
Balance (in shares) at Dec. 31, 2010	27,272,727	27,272,727
Increase (Decrease) in Shareholders' Equity
Net income	37,243				37,243		37,243
Share-based compensation	30,542		30,542
Appropriation to statutory reserves				5,400	(5,400)
Issuance of ordinary shares upon initial public offering ("IPO")	424,930	66	424,864
Issuance of ordinary shares upon initial public offering("IPO") (in shares)		10,050,000
Issuance of ordinary shares upon exercise of options	1,147	1	1,146
Issuance of ordinary shares upon exercise of options (in shares)		164,841
Accretion of Series A redeemable convertible preferred shares	(3,222)		(3,222)
Conversion of Series A redeemable convertible preferred shares into ordinary shares upon IPO	95,146	62	95,084
Conversion of Series A redeemable convertible preferred shares into ordinary shares upon IPO (in shares)		9,566,667
Issuance of ordinary shares to depository for future exercise of options (in shares)		435,159
Dividend distribution to Series A redeemable convertible preferred shareholders	(25,944)		(25,944)
Foreign currency translation adjustments	(11,452)					(11,452)	(11,452)
Total comprehensive (loss)/income							25,791
Balance at Dec. 31, 2011	533,517	339	522,470	5,792	7,956	(3,040)
Balance (in shares) at Dec. 31, 2011	47,489,394	47,489,394

CONSOLIDATED STATEMENTS OF CASH FLOWS In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2011 USD USD ($)
Cash flows from operating activities
Net income	37,243	16,717	5,677	$ 5,917
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	9,830	3,939	2,415	1,562
Share-based compensation	30,542	6,963	1,625	4,853
Foreign currency exchange loss/(income), net	(8,911)		3	(1,416)
Deferred taxation	(1,814)	(1,231)		(288)
Changes in operating assets and liabilities:
Accounts receivable	(10,663)	(2,209)	532	(1,694)
Amounts due from a related party	1,000	(832)	(165)	159
Prepaid expenses and other current assets	(6,948)	(2,583)	1,221	(1,104)
Deferred revenue	23,221	40,251	10,415	3,689
Accounts payable	(1,194)			(190)
Amounts due to a related party	(993)	993		(158)
Accrued expenses and other current liabilities	15,909	8,165	2,590	2,528
Income tax payable	(327)	9,403	5,748	(52)
Net cash provided by operating activities	86,895	79,576	30,061	13,806
Cash flows from investing activities
Placement of short-term deposits	(404,500)	(116,000)	(58,000)	(64,269)
Placement of term deposits	(10,000)			(1,589)
Maturity of short-term deposits	116,000	58,000	26,000	18,431
Purchase of property, plant and equipment	(22,400)	(13,609)	(2,718)	(3,559)
Net cash used in investing activities	(320,900)	(71,609)	(34,718)	(50,986)
Cash flows from financing activities
Issuance of ordinary shares	424,930			67,515
Issuance of ordinary shares upon exercise of share options, net of issuance cost	1,147			182
Payment of dividend to Series A redeemable convertible preferred shareholders	(25,944)			(4,122)
Net cash provided by financing activities	400,133			63,575
Effect of exchange rate changes on cash and cash equivalents	(4,176)		(3)	(663)
Net (decrease)/increase in cash and cash equivalents	161,952	7,967	(4,660)	25,732
Cash and cash equivalents at beginning of year	19,388	11,421	16,081	3,080
Cash and cash equivalents at end of year	181,340	19,388	11,421	28,812
Supplemental disclosure of cash flow information
Income tax paid	(20,248)	(1,839)		$ (3,218)

Principal Activities and Organization	12 Months Ended
Dec. 31, 2011
Principal Activities and Organization
Principal Activities and Organization

1.  Principal Activities and Organization

a)                 Principal activities

Jiayuan.com International Ltd.  (“Jiayuan”, or the “Company”), through its subsidiaries, its variable interest entities (“VIEs”), and VIE’s subsidiary (collectively, the “Group”), is principally engaged in operating online dating services in the People’s Republic of China (the “PRC” or “China”) through its online dating platform which can be accessed through the Jiayuan.com website, wireless application protocol (“WAP”) browsers, wireless applications and desktop clients. The Group also hosts events and performs customized matchmaking services to help individuals find suitable partners.

b)                 Organization

The Company was incorporated in the Cayman Islands on September 29, 2010.

Prior to February 2007, the Group’s business was operated through its PRC domestic company, Shanghai Huaqianshu Information Technology Co., Ltd. ( “Shanghai HQS”), which was directly or indirectly, owned or controlled by Ms. Haiyan Gong, Mr. Yongqiang Qian, Mr. Xu Liu, and Ms. Jing Yang (the “Founding Shareholders”).

In February 2007, the Group undertook reorganization (the “First Reorganization”) prior to the issuance of Series A redeemable convertible preferred shares (“Series A Preferred Shares”) to certain institutional investors (the “Investors”). The First Reorganization was necessary to comply with PRC laws and regulations which prohibit or restrict foreign ownership of companies that provide Internet content services in the PRC where licenses are required.

In connection with the First Reorganization, the Founding Shareholders established Harper Capital Inc., an investment holding company under the laws of the British Virgin Islands (the “BVI Company”). Subsequently in May 2007, the BVI Company established Miyuan (Shanghai) Information Technology Co., Ltd. (“Shanghai Miyuan”) as a wholly-owned foreign enterprise in the PRC.

By entering into a series of agreements among the Founding Shareholders, Shanghai HQS and Shanghai Miyuan, Shanghai HQS became a variable interest entity (“VIE”) of Shanghai Miyuan and consequently, Shanghai Miyuan became the primary beneficiary of Shanghai HQS (see Note 2).

Upon completion of the First Reorganization in February 2007, the BVI Company issued 27,272,727 ordinary shares to the Founding Shareholders at par value. In May 2007, upon the closing of the Series A Preferred Shares financing, the Company issued 9,566,667 Series A Preferred Shares to the Investors for US$10,000 (approximately RMB76,551).

On October 5, 2010, Jiayuan Hong Kong Corporation Ltd. (“Jiayuan Hong Kong”) was incorporated as a subsidiary of the BVI Company for the purpose of international business operations and overseas investment holding. On October 15, 2010, the BVI Company entered into an agreement whereby the BVI Company’s transferred 100% of its ownership in Shanghai Miyuan to Jiayuan Hong Kong. On May 9, 2011, this agreement was approved by the relevant PRC regulators.

On November 26, 2010, Beijing Shiji Xique Information Technology Co., Ltd. (“Xique”) and Beijing Huaqianshu Information Technology Co., Ltd. (“Beijing HQS”) were incorporated in the PRC. The paid-in capital of Xique and Beijing HQS were funded by the Company and they were established to facilitate the Group’s operation and business expansion plans.

On December 3, 2010, Shanghai HQS established Shanghai Shiji Jiayuan Matchmaking Services Center (“Jiayuan Shanghai Center”) for the purposes of conducting events organization and matchmaking services.

On January 26, 2011, pursuant to a share swap agreement, all the then existing shareholders of the BVI Company exchanged their respective shares, including the Series A Preferred Shares, of the BVI Company for equivalent classes of shares of the Company on a 1 for 1 basis (the “Second Reorganization”). As a result, the BVI Company became a wholly-owned subsidiary of the Company.

On January 26, 2011, the Company also incorporated Beijing Miyuan Information Technology Co., Ltd. (“Beijing Miyuan”) as a wholly-owned foreign enterprise in the PRC. On February 17, 2011, Beijing Miyuan, Beijing HQS, Xique and their shareholders entered into a series of contractual agreements (see Note 2) which completed the Second Reorganization.

On May 6, 2011, Beijing Miyuan transferred and assigned its obligations and rights under the contractual arrangements with Beijing Huaqianshu, Xique and their respective shareholders to Shanghai Miyuan. During the same month, the BVI Company also transferred 100% of its equity interest in Shanghai Miyuan to Jiayuan Hong Kong.

c)                  Initial Public Offering

On May 16, 2011, the Company completed an initial public offering (“IPO”) of 6,700,000 American depositary shares (“ADSs”), representing 10,050,000 ordinary shares, in the NASDAQ Global Select Market. The net proceeds received by the Company from the IPO, after deducting commissions and offering expenses, amounted to approximately US$65,243. Upon the completion of the IPO, all of the Company’s then outstanding Series A redeemable convertible preferred shares (“Series A Preferred Shares”) were converted into the same number of ordinary shares.

d)                 Subsidiaries and VIEs

As of December 31, 2011, the Company’s subsidiaries, VIEs and VIE’s subsidiary included the following entities:

Name	Date of incorporation or establishment	Place of incorporation or establishment /operations	Percentage of direct or indirect economic ownership	Principal activities

Subsidiaries
Harper Capital Inc. (“BVI Company”)	February 6, 2007	British Virgin Islands	100%	Investment holding

Miyuan (Shanghai) Information Technology Co., Ltd. (“Shanghai Miyuan”)	April 27, 2007	PRC	100%	Investment holding and consulting services

Jiayuan Hong Kong Corporation Limited(“Jiayuan Hong Kong”)	October 5, 2010	Hong Kong	100%	Investment holding and overseas online dating services

Beijing Miyuan Information Technology Co., Ltd. (“Beijing Miyuan”)	January 26, 2011	PRC	100%	Investment holding and consulting services

Variable interest entities (“VIEs”)
Shanghai Huaqianshu Information Technology Co., Ltd. (“Shanghai HQS”)	April 6, 2004	PRC	100%	Online dating services

Beijing Huaqianshu Information Technology Co., Ltd. (“Beijing HQS”)	November 26, 2010	PRC	100%	Online dating services

Beijing Shiji Xique Information Technology Co., Ltd. (“Xique”)	November 26, 2010	PRC	100%	Online wedding planning services

VIE’s subsidiary
Shiji Jiayuan Matchmaking Services Center (“Jiayuan Shanghai Center”)	December 3, 2010	PRC	100%	Events and matchmaking services

Variable Interest Entities	12 Months Ended
Dec. 31, 2011
Variable Interest Entities
Variable Interest Entities

2.  Variable Interest Entities

To comply with PRC laws and regulations that prohibit or restrict foreign ownership of companies that provides internet content, the Company provides its services through Shanghai HQS, Beijing HQS and Xique which holds the licenses and approvals to provide internet content in the PRC. The Company also provides certain matchmaking services through Jiayuan Shanghai Center which holds the licenses and approvals to provide matchmaking services in Shanghai, PRC. The Company obtained substantial ability to control Shanghai HQS and its subsidiary, Jiayuan Shanghai Center, through a series of contractual agreements entered into among Shanghai Miyuan, Shanghai HQS and the legal shareholders of Shanghai HQS. The Company also obtained substantial ability to control Beijing HQS and Xique through a series of contractual agreements entered into between Beijing Miyuan, Beijing HQS, Xique and their respective legal shareholders.

The Group adopted Financial Accounting Standard Board (the “FASB”) guidance on consolidating variable interest entities which require certain variable interest entities to be consolidated by the primary beneficiary of the entity. Management evaluated the relationships among Shanghai Miyuan, Shanghai HQS, and its legal shareholders and concluded that Shanghai Miyuan is the primary beneficiary of Shanghai HQS as Shanghai Miyuan is entitled to substantially all the economic risks and rewards of Shanghai HQS, and has the power to direct the activities that most significantly impact the economic performance of Shanghai HQS and its subsidiary, Jiayuan Shanghai Center. Management also evaluated the relationships between Beijing Miyuan, Beijing HQS, Xique and their respective legal shareholders and concluded that Beijing Miyuan is the primary beneficiary of Beijing HQS and Xique. Through the contractual arrangements, Beijing Miyuan is entitled to substantially all the economic risks and rewards, and has the power to direct the activities that most significantly impact the economic performance of Beijing HQS and Xique. As a result, Shanghai HQS and its subsidiary, Jiayuan Shanghai Center, Beijing HQS, and Xique’s results of operations, assets and liabilities have been included in the Group’s consolidated financial statements.

The following is a summary of the contractual agreements entered into between Shanghai Miyuan, Shanghai HQS and its legal shareholders, and Jiayuan Shanghai Center. Unless otherwise stated, the contractual agreements entered into between Beijing Miyuan, Beijing HQS and Xique and their respective legal shareholders contain substantially similar terms as the contractual arrangements entered into between Shanghai Miyuan, Shanghai HQS and its respective shareholders (Note 2(a)).

(a)             Contractual arrangements with Shanghai HQS and its respective shareholders

Exclusive technology license and service agreement

Under the exclusive technology license and service agreement entered into between Shanghai Miyuan and Shanghai HQS, Shanghai Miyuan has the exclusive right to provide to Shanghai HQS services including software and hardware licenses, technology support, technology consulting services and other services related to the business operations of Shanghai HQS. As consideration for such services, Shanghai HQS agrees to pay Shanghai Miyuan services fees equal to a certain percentage of their annual revenues as agreed by the parties from time to time. This agreement will expire on the tenth anniversary of the agreement signing date, and except by mutual agreement upon early termination by both parties in writing, the terms will be automatically extended for ten years.

Loan agreement

Pursuant to the loan agreement entered into between Shanghai Miyuan and the shareholders of Shanghai HQS, Shanghai Miyuan granted an interest-free loan of US$1,200 to the shareholders of Shanghai HQS, which shall only be used for Shanghai HQS’ working capital. The loan is repayable on demand. If Shanghai HQS’ shareholders intends to voluntarily repay the loan in whole or in part, Shanghai Miyuan or its designee may acquire a proportionate amount of the equity interests of Shanghai HQS from Shanghai HQS’ shareholders for a purchase price equal to the principal amount of the repaid loan. The loan has been eliminated upon the consolidation of Shanghai HQS.

On February 17, 2011, Beijing Miyuan and the legal shareholders of Beijing Huaqianshu and Xique signed loan agreements with substantially similar terms as stated above. The total amount of loans granted to the legal shareholders of Beijing Huanqianshu and Xique was RMB1,000 for each entity. On May 6, 2011, pursuant to the Assignment Agreement entered into between Beijing Miyuan, Shanghai Miyuan, Beijing Huaqianshu, Xique and their respective legal shareholders, the rights and obligations under the loan agreements by Beijing Miyuan were transferred to Shanghai Miyuan.

Exclusive equity transfer option agreement

Under the exclusive equity transfer option agreement among the Shanghai HQS, its shareholders and Shanghai Miyuan, Shanghai Miyuan has an exclusive option to purchase, or designate another qualified individual or entity to purchase, to the extent permitted by PRC law, part or all of the equity interest in Shanghai HQS owned by its shareholders. The purchase price for the entire equity interest of Shanghai HQS shall be the proportionate amount of the registered capital owned by such shareholders or an amount agreed by the parties in writing, provided that, in case of any compulsory requirement by then PRC law, the purchase price shall be the minimum price permitted by applicable PRC law. The exclusive equity transfer option agreement remains in effect until the completion of the transfer of all the shares in accordance with this agreement.

Voting rights entrustment agreement

Under the voting rights entrustment agreement among Shanghai Miyuan, Shanghai HQS and its shareholders, the Shanghai HQS’ shareholders grant Shanghai Miyuan or its designated qualified individual or entity the right to exercise all the voting rights as provided under its then articles of association. Except for mutual agreement on early termination by both parties in writing or any termination arising from Shanghai HQS or the Nominee Shareholders’ mutual breach of obligations thereunder, the term of the voting rights entrustment agreement will be automatically extended for ten years.

Equity pledge agreement

Pursuant to the equity pledge agreement between Shanghai Miyuan and its shareholders, the Shanghai HQS’ shareholders pledge all of their equity interest in Shanghai HQS to Shanghai Miyuan to secure their obligations under the loan agreement, the exclusive equity transfer option agreement and the voting rights entrustment agreement as well as Shanghai HQS’ obligations under the exclusive technology license and service agreement, each as described above. The equity pledge agreement will expire when Shanghai HQS and its shareholders have fully performed their obligations under the agreements described above.

(b)             Contractual arrangements with Jiayuan Shanghai Center and Shanghai HQS

Exclusive technology license and service agreement

Under the exclusive technology license and service agreement entered into between Jiayuan Shanghai Center and Shanghai Miyuan on January 25, 2011, Shanghai Miyuan has the exclusive right to provide services including software and hardware licenses, technology support, technology consulting services, and other services related to the business operation of Jiayuan Shanghai Center. As consideration for such services, Jiayuan Shanghai Center agrees to pay Shanghai Miyuan services fees equal to a certain percentage of their annual revenues as agreed by the parties from time to time. The agreement will expire on January 24, 2021, and, except by the mutual agreement upon early termination by the parties in writing, the terms of this agreement shall be automatically extended for ten years.

Cooperative operation agreement

Pursuant to the cooperative operation agreement entered into among Shanghai Miyuan, Shanghai HQS and Jiayuan Shanghai Center on January 25, 2011, in order to ensure Jiayuan Shanghai Center’s ability to make payments to Shanghai Miyuan under an exclusive technology license and service agreement, Shanghai HQS agrees to appoint designees of Shanghai Miyuan as members of the management committee and key employees of Jiayuan Shanghai Center upon the request of Shanghai Miyuan. This agreement will expire on January 24, 2021 and, unless terminated early by Shanghai Miyuan, the term will be automatically extended for ten years.

Under the contractual arrangements with the VIEs, the Company has the power to direct activities of the VIEs, and can have assets transferred freely out of the VIEs without any restrictions. Therefore the Company considers that there is no asset of a consolidated VIE that can be used only to settle obligations of the VIE, except for registered capital of the VIEs amounting to a total of RMB12,500 as of December 31, 2011. As all the consolidated VIEs are incorporated as limited liability companies under the PRC Company Law, creditors of the VIEs do not have recourse to the general credit of the Company for any of the liabilities of the consolidated VIEs.

Currently there is no contractual arrangement that could require the Company to provide additional financial support to the consolidated VIEs. As the Company is conducting certain business in the PRC mainly through the VIEs, the Company may provide such support on a discretionary basis in the future, which could expose the Company to a loss.

Please refer to Note 4(a) for the risks relating to the VIE arrangements and the impact of the VIEs on the Company’s financial performance.

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies

3.  Summary of Significant Accounting Policies

a)                 Basis of presentation and consolidation

The Group’s consolidated financial statements include the financial statements of the Company, its subsidiaries and its VIEs for which the Company is the primary beneficiary. All transactions and balances among the Company, its subsidiaries and its VIEs have been eliminated upon consolidation. The consolidated financial statements have been prepared on a historical cost basis to reflect the financial position and results of operations of the Group in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).

The First Reorganization, the Second Reorganization and transfer of contractual agreements signed with Beijing Huaqianshu, Xique and their respective shareholders from Beijing Miyuan to Shanghai Miyuan, as described in Note 1, has been accounted for as reorganizations of businesses under common control in a manner similar to a pooling of interests as all entities were under common control before and after the reorganizations. The accompanying consolidated statements of operations and consolidated statements of cash flows include the results of operations and cash flows of the Group as if the current group structure had been in existence throughout the years ended December 31, 2009, 2010 and 2011, or since their respective dates of incorporation. The accompanying consolidated balance sheets have been prepared to present the financial position of the Group as of December 31, 2010 and 2011 as if the current group structure had been in existence as of these dates.

A subsidiary is an entity in which the Company, directly or indirectly, controls more than one half of the voting powers, or has the power to govern the financial and operating policies, to appoint or remove the majority of the members of the board of directors, or to cast a majority of votes at the meeting of directors.

A VIE is an entity in which the Company, or its subsidiary, through contractual agreements, has controlling financial interest of the entity. The Company or its subsidiary is considered to be the primary beneficiary if the Company or its subsidiary has the power to direct the activities that most significantly impact the VIEs’ economic performance and the obligation to absorb losses of the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE.

In determining whether the Company or its subsidiaries are the primary beneficiary, the Company considered whether it has the power to direct activities that are significant to Shanghai HQS, Beijing HQS, Xique and Jiayuan Shanghai Center’s economic performance, including the power to appoint senior management, right to direct company strategy, power to approve capital expenditure budgets, and power to establish and manage ordinary business operation procedures and internal regulations and systems.

There are no entities where the Company has variable interest but is not the primary beneficiary.

b)                 Use of estimates

The preparation of the consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of the assets, liabilities, revenues and expenses, and the related disclosure of contingent assets and liabilities. Actual results may differ from those estimates.

Significant accounting estimates reflected in the Group’s consolidated financial statements mainly include the useful lives of property and equipment, property and equipment impairment assessment, allowance for doubtful accounts, valuation allowance of deferred tax assets, relative values of revenue elements of service packages and customer loyalty points, estimation of payments collected by wireless value-added services (“WVAS”) partners and determination of share-based compensation expenses. In addition, the Group uses assumptions in the valuation model to estimate the fair value of share options granted and Series A Preferred Shares issued. The Group bases its estimates of the carrying value of certain assets and liabilities on the historical experience and on other various factors that it believes to be reasonable under the circumstances, when the carrying values are not readily available from other sources.

c)                  Convenience translation

Translations of balances in the consolidated balance sheets, consolidated statements of operations and consolidated statements of cash flows from Renminbi (“RMB”) into United States dollars (“US$”) as of and for the year ended December 31, 2011 are solely for the convenience of the reader and were calculated at the rate of US$1.00 = RMB6.2939, representing the rate as certified by the H.10 weekly statistical release of Federal Reserve Board on December 30, 2011. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate on December 30, 2011, or at any other rate.

d)                 Cash and cash equivalents

Cash and cash equivalents represent cash on hand, demand deposits and highly liquid investments placed with banks, which have original maturities of three months or less and are readily convertible to known amounts of cash.

e)                  Short-term deposits

Short-term deposits represent time deposits placed with banks with original maturities of more than three months but less than one year. Interest earned is recorded as interest income in the consolidated statements of operations during the periods presented.

f)                   Accounts receivable and allowance for doubtful accounts

Accounts receivable mainly represents the amounts due from WVAS  partners with whom the Group has entered into agreements for users to purchase the services of the Group. An allowance for doubtful debts is provided based on an ageing analysis of accounts receivable balances, historical bad debt rates, repayment patterns and credit analysis. The Group also makes a specific allowance if there is evidence showing that the receivable is likely to be irrecoverable, and assesses the probability of recovery on an annual basis. Accounts receivable in the consolidated balance sheet were stated net of such provisions. No allowance for doubtful accounts was charged in the consolidated statement of operations for the years ended December 31, 2009, 2010 and 2011, respectively.

g)                 Term deposits

Term deposits represent time deposits placed with banks with original maturities of more than one year. Interest earned is recorded as interest income in the consolidated statements of operations during the periods presented.

h)                 Property and equipment

Property and equipment is stated at cost less accumulated depreciation and impairment. Depreciation is provided on a straight-line basis over the following estimated useful lives:

Estimated useful lives
Computer and software	3 years
Furniture, fixture and other equipment	3 years
Motor vehicles	4 years
Leasehold improvements	Shorter of lease term or estimated useful lives of assets

Repairs and maintenance expenditures, which are not considered improvements and do not extend the useful life of the property and equipment, are expensed as incurred. Gains and losses from the disposal of property and equipment are included in income from operations.

i)                    Impairment of long-lived assets

The carrying amount of long-lived assets is reviewed for impairment whenever events or changes in the circumstances indicate that the carrying value of an asset may not be recoverable. The Group assesses the recoverability of the long-lived assets by comparing the carrying amount of assets to the estimated future undiscounted cash flows expected to be generated by the assets. Such assets are considered to be impaired if the sum of the expected undiscounted cash flow is less than the carrying amount of the assets. The impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. No impairment of long-lived assets was recognized for any of the periods presented.

j)                    Revenue recognition and deferred revenue

Revenue is recognized when persuasive evidence of an arrangement exists, service has been rendered, the price is fixed or determinable and collection is reasonably assured. Revenue is deferred until these criteria are met as described below.

In October 2009, the FASB issued a new guidance to address the accounting for multiple-deliverable arrangements. This new guidance is effective prospectively in fiscal years beginning upon or after June 15, 2010, and early adoption is permitted. The Group has elected to early adopt this new guidance through a retrospective application to all revenue arrangements for all periods presented in the financial statements.

Revenues presented in the consolidated statement of operations include revenues from online services, events and VIP services and other services.

Online services revenue

The Group offers two types of online services through the Jiayuan platform, including message exchanging services and value-added services. Users prepay for Jiayuan virtual stamps that can be used as consideration for the Group’s online services. The Group charges for message exchanging services when one registered user initiates contact with another registered user via the Group’s online platform, and either the sender or recipient may pay for the service. Subsequently, the Group does not charge for any message exchanges between the same two users. Based on the Group’s historical data, the exchange between two users on the Jiayuan online platform typically lasted only a few days. The Group believes that users place the most value on the initial connection, and that users are interested in further interactions after exchanging personal contact information to communicate with each other directly. The Group also offers value-added online services, including sending virtual gifts, improved search rankings and online chatting.

The Group has adopted two primary fee models for the online services: a pay-per-use model and a periodic subscription model. Online services offered under the pay-per-use model includes message sending or receiving, sending virtual gifts and improved search rankings for the duration of one day. As the Group provides these services within a short period of time, revenue is recognized when the virtual stamps are used and services are rendered. If the communication patterns of the users change, the timing of the Group’s revenue recognition for these services may be impacted and revenue may be deferred and recognized over a longer period. Jiayuan virtual stamps purchased by users that have yet to be used are initially recorded as deferred revenue.

Under the periodic subscription model, users pay a fixed subscription fee for certain services which are delivered over a predetermined subscription period. Online services offered under the subscription model include sending multiple messages a day, reading unlimited number of messages, improved search rankings for a period longer than a day, unlimited online chatting and premium user subscriptions. Fees for subscription services are collected upfront and initially recognized as deferred revenue, and revenue is recognized proportionately over the applicable subscription periods as services are rendered.

Jiayuan virtual stamps can be purchased through the Group’s online platform, and payment is collected through online payment platforms or through the Group’s WVAS partners. The Group’s WVAS partners offer payment method by charging services to the customer’s telephone bills, collect payment from the users and remit the cash to the Group after payment is collected. Due to the time lag between when the services are rendered and billing statements are provided by the WVAS partners, revenues from Jiayuan virtual stamps sold through such channel is estimated based on the Group’s internal billing records and billing confirmations with the WVAS partners. The Group adjusts its revenue recognition for prior periods’ confirmation rates and prior periods’ discrepancies between internally estimated revenues and actual revenues confirmed by the WVAS partners. There were no significant difference between the Group’s estimates and the WVAS partners’ billing statements for all the periods presented.

Revenue from virtual stamps sold through the WVAS partners are recognized on a gross basis as the Group is considered the primary obligor in the arrangements. The Group is also responsible for designing, developing and implementing the online services, and bears credit risks associated with uncollectible fees. In addition, the Group determines the price and the WVAS partners earn only a fixed percentage of commission fees. The amounts attributed to the WVAS partners are determined pursuant to the arrangements between the Group and the WVAS partners, and are recognized as costs of revenues. Commission fees paid to the Group’s WVAS partners amounted to RMB7,850, RMB13,280 and RMB24,970 for the years ended December 31, 2009, 2010 and 2011, respectively.

Events and VIP services revenue

The Group earns revenue from organizing and hosting events, including speed-dating, dance parties, and other social events for its users. Speed dating is an organized form of matchmaking that focuses on meeting multiple potential romantic partners over the course of a single event. Tickets are generally sold at the events, and revenue is recognized upon the conclusion of the events when services have been rendered. For certain events where tickets are prepaid by the users, prepaid fees are initially recorded as deferred revenue and revenue is recognized upon the completion of the events.

The Group also provides customized dating services (the “VIP Services”) to individual users, which generally consist of unlimited access to certain online services, tickets to a number of events, personalized communications, provision of detailed background checks, dating and relationship consultation and advice and search services provided by the Group’s customer service representatives in a specified contractual period. The Group provides various VIP Services throughout the contract period on an as-needed basis. When the Group enters into a customized service contract with an individual user, the Group is unable to determine or estimate the volume of each separate service to be provided to the particular user. Different types of services under such customised bundled contracts are to be provided gradually over the contract period, and as such, the Group accounts for the VIP Services as a single unit of accounting on a contract basis. Payments for VIP Services are collected upfront and initially recorded as deferred revenue, and revenue is recognized ratably over the contract service period.

Contracts for VIP Services may be terminated at any time at the user’s sole discretion during the contractual period. It is the Group’s policy to refund 80% of the contract payment to the user only if termination takes place within the initial seven days. The Group recognizes all deferred revenue remaining, after deducting the cash refund, if any, from the contract at the time of termination.

Other services revenue

Other services revenue mainly represents revenues from online advertising and event sponsorship arrangements. Revenue from online advertising are principally derived from advertising arrangements that allow advertisers to place advertisements on particular areas of the Group’s websites, in particular formats and over particular period of time. The Group enters into advertising contracts which are signed to establish the fixed price for the advertising arrangements to be provided, and payment is collected upfront and initially recognized as deferred revenue. Revenues from advertising-related arrangements are recognized on a straight-line basis over the contractual period. Event sponsorship arrangements are arrangements whereby third-party companies enters into agreements with the Group to sponsor a particular offline event organized by the Group and place advertisements in promotional materials related to the event. Revenue from event sponsorship arrangements are recognized upon the completion of the sponsored event.

k)                 Customer loyalty program

Registered users earn loyalty points based on their activities on the Group’s platform and/or purchase of online services, which can be used to redeem online services once a minimum number of points have been accumulated. The Group considers loyalty points awarded for purchase of online services to be part of its revenue generating activities, and such arrangements are considered to have multiple elements. Under the applicable guidance, total consideration is allocated to the purchased services and loyalty points based on the relative selling price of the purchased services and redeemable services. In determining the best estimated selling price of each loyalty point, the Group considered the selling price of the underlying services if they were not redeemed using loyalty points and the average number of loyalty points needed to redeem each type of service. Consideration allocated to the loyalty points is initially recorded as deferred revenue, and revenue is recognized when the points are redeemed and services are rendered. As of December 31, 2011, the loyalty points did not have an expiration date.

For the years ended December 31, 2009, 2010, and 2011, revenue recognized from loyalty points amounted to RMB201, RMB1,256 and RMB358, respectively. Deferred revenue balance in relation to the customer loyalty program amounted to RMB4,499 and RMB4,917 as of December 31, 2010 and 2011, respectively.

l)                    Cost of revenues

Cost of revenues primarily consists of network costs, commission fees paid to the WVAS partners for money collection, salaries and wages, depreciation of property and equipment, and rental expenses of premises and facilities.

m)             Barter transaction

The Group enters into cooperative promotional agreements, which represent advertising-for-advertising transactions. Under the applicable guidance, such barter transactions should be recorded at fair value only if the value of advertising surrendered in the transaction is determinable within reasonable limits. The Group does not recognize revenue for such barter transactions since the fair value is not determinable for any of the periods presented.

n)                 Share-based compensation

The Company grants share options to eligible employees and directors under a share incentive plan. The awards are measured at the grant date fair value and are recognized as an expense using the graded vesting method, net of estimated forfeiture rate. The Company recognizes awards with service condition terms only over the requisite service period, which is generally the vesting period. For awards with performance conditions, such as awards that vested entirely upon the Company’s IPO, share-based compensation is recognized based on the probable outcome of the performance conditions.

The Company also granted share options to non-employees with performance conditions that vested entirely upon the Company’s IPO. Under the applicable guidance, recognition of the fair value of performance condition awards was assessed based on whether the parties can control the performance outcome. If the performance condition of the awards is not within the parties’ control, no cost would be recognized until the grantor believes it is probable the performance condition will be achieved. Accordingly, the fair value of the awards which vested entirely upon the Company’s IPO was recognized upon the completion of the IPO.

o)                 Income taxes

Income taxes are accounted for under the asset and liability method. Deferred income taxes are accounted for using an asset and liability approach which requires the recognition of income taxes payable or refundable for the current year and deferred tax liabilities and assets for the future tax consequences of events that have been recognized in the Group’s financial statements or tax returns.

Deferred income taxes are determined based on the differences between the financial reporting and tax basis of assets and liabilities and are measured using the currently enacted tax rates and laws. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the consolidated statements of operations in the period that includes the enactment date. A valuation allowance is provided to reduce the carrying amount of deferred tax assets if it is considered more likely than not that some portion, or all, of the deferred tax assets will not be realized.

Uncertain tax positions

The guidance on accounting for uncertainties in income taxes prescribes a more likely than not threshold for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. Guidance was also provided on derecognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, accounting for income taxes in interim periods, and income tax disclosures. Significant judgment is required in evaluating the Group’s uncertain tax positions and determining its provision for income taxes. The Group recognizes interests and penalties, if any, under accrued expenses and other current liabilities on its balance sheet and under other expenses in its statement of operations. The Group did not recognize any significant interest and penalties associated with uncertain tax positions for the years ended December 31, 2009, 2010 and 2011. As of December 31, 2011, the Group did not have any significant unrecognized uncertain tax positions.

p)                 Employee benefit expenses

All eligible employees of the Group are entitled to staff welfare benefits including medical care, welfare subsidies, unemployment insurance and pension benefits through a PRC government-mandated multi-employer defined contribution plan. The Group is required to accrue for these benefits based on certain percentages of the qualified employees’ salaries. The Group is required to make contributions to the plans out of the amounts accrued. The PRC government is responsible for the medical benefits and the pension liability to be paid to these employees and the Group’s obligations are limited to the amounts contributed. The Group has no further payment obligations once the contributions have been paid.

The Group recorded employee benefit expenses of RMB2,226, RMB6,630 and RMB11,667 for the years ended December 31, 2009 and 2010 and 2011, respectively.

q)                 Statutory reserves

The Group’s subsidiaries, VIEs and VIE’s subsidiary established in the PRC are required to make appropriations to certain non-distributable reserve funds.

In accordance with the laws applicable to China’s Foreign Investment Enterprises, the Group’s subsidiaries registered as wholly-owned foreign enterprise has to make appropriations from its after-tax profit (as determined under the Accounting Standards for Business Enterprises as promulgated by the Ministry of Finance of the People’s Republic of China (“PRC GAAP”)) to reserve funds including general reserve fund, and staff bonus and welfare fund.

The appropriation to the general reserve fund must be at least 10% of the after-tax profits calculated in accordance with PRC GAAP. Appropriation is not required if the reserve fund has reached 50% of the registered capital of the company. Appropriation to the staff bonus and welfare fund is at the company’s discretion.

In addition, in accordance with the China Company Laws, the VIEs of the Company registered as China domestic company must make appropriations from its after-tax profit as determined under the PRC GAAP to non-distributable reserve funds including a statutory surplus fund and a discretionary surplus fund. The appropriation to the statutory surplus fund must be at least 10% of the after-tax profits as determined under PRC GAAP. Appropriation is not required if the surplus fund has reached 50% of the registered capital of the company. Appropriation to the discretionary surplus fund is made at the discretion of the company.

The use of the general reserve fund, statutory surplus fund and discretionary surplus fund are restricted to the offsetting of losses or increases the registered capital of the respective company. The staff bonus and welfare fund is a liability in nature and is restricted to fund payments of special bonus to staff and for the collective welfare of employees. All these reserves are not allowed to be transferred to the Company in terms of cash dividends, loans or advances, nor can they be distributed except under liquidation.

No appropriation was made to the statutory reserves for the year ended December 31, 2009 as the companies established in the PRC were in loss-making position under PRC GAAP. For the year ended December 31, 2010 and 2011, RMB392 and RMB5,400 were appropriated to the statutory reserves, respectively.

r)                  Research and development costs

Research and development costs include expenses incurred by the Company to develop, maintain and manage the Company’s platform. These expenses are mainly comprised of salaries, employee benefits and other headcount-related costs associated with the research and development department. The Company expenses all costs that are incurred in connection with the planning and implementation phases of development and costs that are associated with repair and maintenance of the existing platforms. Costs incurred in the development phase are capitalized and amortized over the estimated product life. During the periods presented, the amount of costs qualifying for capitalization was not significant and as a result, the Group expensed all research and development costs as incurred.

s)                   Advertising expenses

Advertising expenses, which generally reflect the cost of promotions to create or stimulate a positive image of the Group or a desire to obtain the Group’s services, are expensed as incurred. Included in selling and marketing expense are advertising costs of RMB15,613, RMB47,999 and RMB76,704 for the years ended December 31, 2009, 2010 and 2011, respectively.

t)                    Operating lease

Leases where substantially all the risks and rewards of ownership of the assets remain with the lessor are accounted for as operating leases. Payments made under operating leases are charged to the consolidated statements of operations on a straight line basis over the lease periods.

u)                 Government subsidies

Government subsidies represent discretionary cash subsidies granted by the local government to encourage the development of certain enterprises that are established in the local economic region. The cash subsidies are recognized as other income when there is reasonable assurance that the grant will be received and the Group will comply with all attached conditions.

v)                 Foreign currency translation

The Group uses the RMB as its reporting currency. The functional currency of the Company and its subsidiaries incorporated in the British Virgin Islands and Hong Kong is the US$, while functional currency of the Group’s other subsidiaries, VIEs and VIE’s subsidiary incorporated and operated in the PRC is the RMB.

In the consolidated financial statements, the financial information of the Company and its subsidiaries which use US$ as their functional currency, has been translated into RMB. Assets and liabilities are translated from each subsidiary’s functional currency at the exchange rates on the balance sheet date, equity amounts are translated at historical exchange rates, and revenues, expenses, gains, and losses are translated using the average rate for the year. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of other comprehensive income in the statement of changes in shareholders’ (deficit)/equity and comprehensive income.

w)               Net (loss)/income per share and per American Depository Share (“ADS”)

Basic net (loss)/income per share is computed by dividing net (loss)/income attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the year using the two-class method. Under the two-class method, net (loss)/income is allocated between ordinary shares and other participating securities based on their participating rights. Diluted net (loss)/income per share is calculated by dividing net (loss)/income attributable to ordinary shareholders as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the year. Ordinary equivalent shares consist of shares issuable upon the exercise of stock options (using the treasury stock method) and the conversion of the Series A Preferred Shares (using the if-converted method) before the conversion into ordinary shares. Ordinary equivalent shares are not included in the denominator of the diluted net loss/income per share calculation when inclusion of such shares would be anti-dilutive.

Basic and diluted net income per ADS is computed based on net income attributable to ordinary shareholders and the corresponding basic and diluted number of ADSs, assuming that, during each period presented, every two ADSs represent three ordinary shares of the Company.

x)                 Comprehensive (loss)/income

Comprehensive (loss)/income is defined as the change in equity of a company during a period from transactions and other events and circumstances excluding those resulting from investments by shareholders and distributions to shareholders. Accumulated other comprehensive income consists of foreign currency translation adjustments.

y)                 Recent accounting pronouncements

In May 2011, the FASB issued revised guidance on fair value measurements and disclosure requirements. The revised guidance specifies how to measure fair value but does not require additional fair value measurements nor does it intend to establish valuation standards or affect valuation practices outside of financial reporting. The revised guidance is effective to all reporting entities that are required or permitted to measure or disclose the fair value of an asset, liability or instrument classified in a reporting entity’s statement of shareholders’ equity during interim and annual periods beginning after December 15, 2011. Early adoption is not permitted. This amendment is not expected to have a material impact on the Group’s financial position, results of operations or cash flows.

In June 2011, the FASB issued revised guidance on the presentation of comprehensive income. The revised guidance requires an entity to present reclassification adjustments on the face of the financial statements from other comprehensive income to net income and eliminates one presentation option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity. The revised guidance states that an entity has the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In a single continuous statement, the entity is required to present the components of net income and total net income, the components of other comprehensive income and a total for other comprehensive income, along with the total of comprehensive income in that statement. In the two-statement approach, an entity is required to present components of net income and total net income in the statement of net income. The statement of other comprehensive income should immediately follow the statement of net income and include the components of other comprehensive income and a total for other comprehensive income, along with a total for comprehensive income. The revised guidance is to be applied retrospectively and is effective for interim or annual periods beginning after December 15, 2011. In December 2011, the FASB issued an amendment on the deferral of the effective date for amendments to the presentation of reclassification of items out of accumulated other comprehensive income. Under this amendment, entities will still be required to adopt either the single continuous statement or the two-statement approach required by the new standard on presentation of comprehensive income, but they would continue to report reclassification out of accumulated other comprehensive income, as consistent with presentation requirements in effect prior to the amendment.

This amendment is effective the same time the new standard on comprehensive income is adopted. The Group intends to provide the required financial reporting presentation upon the effective date of the updated standard. The adoption of these standards will change the presentation of the Group’s financial statements but will not affect the calculation of net income, comprehensive income or net income per share.

In September 2011, the FASB issued an accounting standard update on testing of goodwill for impairment. The revised guidance specified that an entity has the option to first assess qualitative factors to determine whether it is necessary to perform the current two-step test. If an entity believes, as a result of its qualitative assessment, that it is more-likely-than-not that the fair value of a reporting unit is less than its carrying amount, the quantitative impairment test is required. Otherwise, no further testing is required. An entity can choose to perform the qualitative assessment on none, some or all of its reporting units. Moreover, an entity can bypass the qualitative assessment for any reporting unit in any period and proceed directly to step one of the impairment test, and then resume performing the qualitative assessment in any subsequent period. The revised guidance is effective to both public and non public entities that have goodwill reported in their financial statements during interim and annual periods beginning after December 15, 2011. This amendment is not expected to have a material impact on the Group’s financial position, results of operations or cash flows.

In December 2011, the FASB issued an accounting standard update on disclosures about offsetting assets and liabilities.  The amendments in this update will enhance current disclosures requirements by requiring improved information about financial instruments and derivative instruments that are either (1) offset in accordance with the applicable guidance or (2) subject to an enforceable master netting arrangement or similar agreement, irrespective of whether they are offset in accordance with the applicable guidance. This information will enable users of an entity’s financial statements to evaluate the effect or potential effect of netting arrangements on an entity’s financial position, including the effect or potential effect of rights of setoff associated with certain financial instruments and derivative instruments in the scope of this Update.  An entity is required to apply the amendments for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented.  This amendment is not expected to have a material impact on the Group’s financial position, results of operations or cash flows.

Concentration, Credit and Other Risks	12 Months Ended
Dec. 31, 2011
Concentration, Credit and Other Risks
Concentration, Credit and Other Risks

4.  Concentration, Credit and Other Risks

a)                 PRC Regulations

The PRC market in which the Group operates poses certain macro-economic and regulatory risks and uncertainties. These uncertainties extend to the ability of the Group to conduct online services through contractual arrangements in the PRC since the industry remains highly regulated. The Group conducts all of its operations in China through its VIEs and VIE’s subsidiary, which the Group consolidates as a result of a series of contractual arrangements enacted among Shanghai Miyuan, the VIEs and their legal shareholders. The Group believes that the contractual arrangements among Shanghai Miyuan, the VIEs and their legal shareholders are in compliance with PRC law and are legally enforceable. If the VIEs or its legal shareholders fail to perform their obligations under the contractual arrangements or any dispute relating to these contracts remains unresolved, the Group will have to enforce its rights under these contracts through the operations of PRC law and courts. However, uncertainties in the PRC legal system could limit the Group’s ability to enforce these contractual arrangements. In particular, the interpretation and enforcement of these laws, rules and regulations involve uncertainties. If the Group had direct ownership of the VIEs, it would be able to exercise its rights as a shareholder to effect changes in the board of directors of the VIEs, which in turn could effect changes at the management level, subject to any applicable fiduciary obligations. However, under the current contractual arrangements, the Group relies on the VIEs and their legal shareholders’ performance of their contractual obligations to exercise effective control. In addition, the exclusive technology licenses and service agreements with the VIEs and VIE’s subsidiary, which first expire on the tenth anniversary of the agreement signing date, is subject to subsidiaries’ unilateral termination right. In general, neither the VIEs nor their legal shareholders may terminate the contracts prior to the expiration date.

Although the PRC has, since 1978, implemented a wide range of market-oriented economic reforms, continued reforms and progress towards a full market-oriented economy are uncertain. In addition, the telecommunications, information and media industries remain highly regulated. Restrictions are currently in place and are unclear with respect to which segments of these industries foreign owned entities, like the Company, may operate. The PRC government may issue from time to time new laws or new interpretations on existing laws to regulate areas such as telecommunications, information and media, some of which are not published on a timely basis or may have retroactive effect. Administrative and court proceedings in China may also be protracted, resulting in substantial costs and diversion of resources and management attention. Consequently, such uncertainties may limit the Group’s ability to enforce its contractual arrangements with the VIEs. Although the Group believes the contractual arrangements are in compliance with current PRC regulations, there can be no assurance that the PRC government would agree that these contractual arrangements comply with PRC licensing, registration or other regulatory requirements, with existing policies or with requirements or policies that may be adopted in the future. PRC laws, rules and regulations governing the validity of these contractual arrangements are uncertain and the relevant government authorities have broad discretion in interpreting these laws, rules and regulations. Such uncertainties on the compliance with PRC laws of our contractual arrangements may adversely affect the Group’s ability to consolidate the VIEs. Regulatory risk also encompasses the interpretation by the tax authorities of current tax laws, and the Group’s legal structure and scope of operations in the PRC, which could be subject to further restrictions resulting in limitations on the Group’s ability to conduct business in the PRC.

The PRC government may also require the Group to restructure its’ operations entirely if it finds that current contractual arrangements do not comply with applicable laws and regulations. It is unclear how a restructuring could impact the Group’s business and operating results, as the PRC government has not yet found any such contractual arrangements to be in non-compliance. However, any such restructuring may cause significant disruption to the Group’s business operations. In addition, the Chinese government may impose penalties, require the Group to discontinue or restrict its operations, or take other regulatory or enforcement actions against the Group that may result in a material and adverse effect on the Group’s business. If the imposition of any of the penalties causes the Group to lose the rights to direct the activities of the VIEs or the right to receive their economic benefits, the Group would no longer be able to consolidate the VIEs. The Group does not believe that any penalties imposed or actions taken by the PRC Government would result in the liquidation of the Company, Shanghai Miyuan, Beijing Miyuan, Shanghai HQS, Beijing HQS, Xique and Jiayuan Shanghai Center.

The following combined financial information of the Group’s VIEs and VIE’s subsidiary, as applicable, were included in the accompanying consolidated financial statements of the Group:

	As of December 31,
	2010	2011
	RMB	RMB

Total assets	165,475	262,298
Total liabilities	157,554	202,028

	For the year ended December 31,
	2009	2010	2011
	RMB	RMB	RMB

Net revenue	63,894	167,589	332,010
Net income	5,724	16,205	21,808

	For the year ended December 31,
	2009	2010	2011
	RMB	RMB	RMB

Net cash provided by operating activities	31,472	78,736	86,287
Net cash used in investing activities	(34,718)	(71,602)	(20,267)
Effect of exchange rate changes on cash and cash equivalents	––	––	(2)
Net (decrease)/increase in cash and cash equivalents	(3,246)	7,134	66,018

The total assets of the VIEs and VIE’s subsidiary were mainly comprised of cash and cash equivalents, short-term deposits and prepaid expenses and other current assets. The total liabilities of the consolidated VIEs and VIE’s subsidiary were mainly comprised of deferred revenue and accrued expenses and other current liabilities.

All of the Group’s revenues for the periods presented were contributed by the VIEs and VIE’s subsidiary.

b)                 Concentration of credit risks

Financial instruments that potentially subject the Group to significant concentration of credit risk primarily consist of cash and cash equivalents, short-term deposits, accounts receivable and term deposits. As of December 31, 2010 and 2011, the Group’s cash and cash equivalents, short-term deposits and term deposits were held by financial institutions located in the PRC and Hong Kong that management believes are of high-credit ratings and quality. Accounts receivable are typically unsecured and are mainly derived from revenues collected by WVAS partners on behalf of the Group in the PRC. The risk with respect to accounts receivable is mitigated by regular credit evaluations that the Group performs on the WVAS partners and its ongoing monitoring of outstanding balances.

c)                  Foreign currency risk

A majority of the Group’s operating transactions are denominated in RMB and a significant portion of the Group’s assets and liabilities is denominated in RMB. RMB is not freely convertible into foreign currencies. The value of the RMB is subject to changes in the central government policies and to international economic and political developments. In the PRC, certain foreign exchange transactions are required by laws to be transacted only by authorized financial institutions at exchange rates set by the People’s Bank of China (“PBOC”). Remittances in currencies other than RMB by the Group in China must be processed through PBOC or other China foreign exchange regulatory bodies which require certain supporting documentation in order to complete the remittance.

Fair Value Measurements	12 Months Ended
Dec. 31, 2011
Fair Value Measurements
Fair Value Measurements

5.  Fair Value Measurements

On January 1, 2008, the Group adopted the US GAAP guidance on “Fair Value Measurements”. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (also referred to as an exit price). It establishes a hierarchy for inputs used in measuring fair value that gives the highest priority to observable inputs and the lowest priority to unobservable inputs. Valuation techniques used to measure fair value shall maximize the use of observable inputs. The hierarchy is as follows:

Level 1

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The Group engaged an independent valuation specialist to assist them in determining the fair value of equity issued, including share options and Series A Preferred Shares.

When available, the Group uses quoted market prices to determine the fair value of an asset or liability. If quoted market prices are not available, the Group will measure fair value using valuation techniques that use, when possible, current market-based or independently sourced market parameters, such as interest rates and currency rates. Following is a description of the valuation techniques that the Group uses to measure the fair value of assets and liabilities that the Group measured and reported on its consolidated balance sheet at fair value on a recurring basis.

Cash and cash equivalents: The Group’s cash equivalents consisted of demand deposits and time deposits. The fair values of demand deposits and time deposits placed with banks are determined based on the pervasive interest rate in the market, which are also the interest rates as stated in the contracts with the banks. The Group classifies the valuation techniques that use the pervasive interest rates input as Level 1.

Short-term deposits and term deposits: The fair values of short-term deposits and term deposits placed with banks are determined based on the pervasive interest rate in the market, which are also the interest rates as stated in the contracts with the banks. The Group classifies the valuation techniques that use the pervasive interest rates input as Level 1.

		Fair value measurements at reporting date using
		Quoted prices in
	Total fair value	active market	Significant other	Significant
	and carrying value	for identical	observable	unobservable
	on balance sheet	assets (Level 1)	inputs (Level 2)	inputs (Level 3)
	RMB	RMB	RMB	RMB
As of December 31, 2010
Cash and cash equivalents	19,388	19,388	––	––
Short-term deposits	116,000	116,000	––	––

As of December 31, 2011
Cash and cash equivalents	181,340	181,340	––	––
Short-term deposits	404,500	404,500	––	––
Term deposits	10,000	10,000	––	––

Accounts Receivable, net	12 Months Ended
Dec. 31, 2011
Accounts Receivable, net
Accounts Receivable, net

6.  Accounts Receivable, net

The following summarized the Group’s accounts receivable, net as of December 31, 2010 and 2011:

	As of December 31,
	2010	2011
	RMB	RMB

Accounts receivable	5,631	16,294
Less: Allowance for doubtful accounts	––	––
Accounts receivable, net	5,631	16,294

Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2011
Prepaid Expenses and Other Current Assets
Prepaid Expenses and Other Current Assets

7.  Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consisted of the following:

	As of December 31,
	2010	2011
	RMB	RMB

Prepaid expenses	1,729	3,488
Advances to employees	355	2,112
Interest receivables	1,397	2,914
Rental and other deposits	2,435	3,179
Other	63	1,234
	5,979	12,927

Property and Equipment, net	12 Months Ended
Dec. 31, 2011
Property and Equipment, net
Property and Equipment, net

8.  Property and Equipment, net

Property and equipment, net, consisted of the following:

	As of December 31,
	2010	2011
	RMB	RMB

Computer and software	20,729	41,121
Furniture, fixtures and other equipment	2,170	2,594
Motor vehicles	––	407
Leasehold improvements	1,190	2,367
	24,089	46,489
Less: accumulated depreciation and amortization	(9,060)	(18,890)
Property and equipment, net	15,029	27,599

For the years ended December 31, 2009, 2010 and 2011, depreciation and amortization expenses for the property and equipment amount to RMB2,415, RMB3,939 and RMB9,830, respectively.

Accrued Expenses and Other Liabilities	12 Months Ended
Dec. 31, 2011
Accrued Expenses and Other Liabilities
Accrued Expenses and Other Liabilities

9.  Accrued Expenses and Other Liabilities

Accrued expenses and other liabilities consisted of the following:

	As of December 31,
	2010	2011
	RMB	RMB

Accrued salaries and welfare	5,233	10,216
Accrued advertising expenses	2,574	7,447
Accrued network support expenses	160	176
Business and other tax payable	3,592	2,549
Professional and other service fees	373	6,166
Others	976	2,263
	12,908	28,817

Taxation	12 Months Ended
Dec. 31, 2011
Taxation
Taxation

10.  Taxation

a)        Business tax and surcharges

The Group’s PRC operations are subject to business tax and surcharges at rates ranging from 0% to 8.50% depending on the nature of the service revenue and the geographical region. Business tax and surcharges is recognized when the revenue is recognized.

The Group recognized RMB3,553, RMB10,246 and RMB12,176 of business tax and surcharges, as a reduction of revenues, for the years ended December 31, 2009, 2010 and 2011, respectively.

b)        Income tax

The Cayman Islands and the British Virgin Islands

Under the common tax laws of the Cayman Islands, the Company is not subject to tax on its income or capital gains. In addition, upon payment of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

Under the current laws of the British Virgin Islands, BVI Company is a tax-exempted company.

Hong Kong

Jiayuan Hong Kong is not subject to Hong Kong profits tax on foreign-sourced income, dividends and capital gains. As an entity incorporated in Hong Kong, Jiayuan Hong Kong was subject to 16.5% income tax for the years ended December 31, 2010 and 2011 on its taxable profits generated from operations in Hong Kong. Payment of dividends is not subject to withholding tax in Hong Kong.

The PRC

The Company’s subsidiaries and VIEs in China are governed by the Enterprise Income Tax Law (“EIT Law”), which became effective on January 1, 2008. Pursuant to the EIT Law and its implementation rules, enterprises in China are generally subjected to tax at a statutory rate of 25%. Certified High and New Technology Enterprises (“HNTE”) are entitled to a favorable statutory tax rate of 15%, and qualified software enterprises can enjoy an income tax exemption for two years beginning with their first profitable year and a 50% tax reduction to the applicable tax rate for the subsequent three years.

The Group’s PRC entities accrued for corporate income tax as follows:

·                  Shanghai Miyuan was subject to 25% EIT from 2009 to 2010.  In 2011, Shanghai Miyuan was qualified as software enterprise under which it is entitled to income tax exemption for the fiscal years 2011 and 2012 and a preferential tax rate of 12.5% from fiscal years 2013 through 2015.

·                  Shanghai HQS was subject to 25% tax rate for 2009. For 2010 and 2011, Shanghai HQS accrued the EIT at a tax rate of 15% as a result of HNTE status.

·                  Beijing HQS, Xique and Jiayuan Shanghai Center were subject to 25% EIT for 2010 and 2011.

In addition, under the New EIT Law, effective from January 1, 2008, dividends, interests, rent, royalties and gains on transfers of property payable by a foreign-invested enterprise in the PRC to its foreign investor who is a non-resident enterprise are subject to withholding tax of 10%, unless such non-resident enterprise’s jurisdiction of incorporation has a tax treaty with the PRC that provides for a reduced rate of withholding tax. The withholding tax rate is 5% for the parent company incorporated in certain qualified jurisdictions if the parent company is the beneficial owner of the dividend and approved by the PRC tax authority to enjoy the preferential tax benefit. This withholding tax regulation imposed on the dividend income received from the Group’s PRC subsidiaries reduces the Group’s net income. On February 22, 2008, the Ministry of Finance and State Tax Bureau jointly issued a circular which stated that for foreign invested enterprises, all profits accumulated up to December 31, 2007 are exempted from withholding tax when they are distributed to foreign investors.

The EIT Law also provides that an enterprise established under the laws of foreign countries or regions but whose “de facto management body” is located in the PRC would be treated as a resident enterprise for PRC tax purposes and consequently be subject to the PRC income tax at the rate of 25% for its global income. The Implementation Rules of the EIT Law merely define the location of the “de facto management body” as “the place where the exercising, in substance, of the overall management and control of the production and business operation, personnel, accounting, properties, etc., of a non-PRC company is located.” Based on an assessment of surrounding facts and circumstances, the Group does not believe that it is likely that its operations outside of the PRC should be considered a resident enterprise for PRC tax purposes. However, due to limited guidance and implementation history of the EIT Law, should the Company and its overseas subsidiaries be treated as a resident enterprise for PRC tax purposes, they will be subject to PRC tax on worldwide income at a uniform tax rate of 25% retroactive to January 1, 2008.

The Company’s subsidiaries have not declared any dividend to the parent company and have determined that it has no present plan to declare and pay any dividends. The Group currently plans to continue to reinvest its subsidiaries’ undistributed earnings, if any, in its operations in China indefinitely. Accordingly, no withholding income tax was accrued and required to be accrued as of December 31, 2010 and 2011.

Composition of income tax expenses

The current and deferred portions of income tax expenses included in the Group’s consolidated statements of operations are as follows:

	For the year ended December 31,
	2009	2010	2011
	RMB	RMB	RMB

Current tax expenses	5,748	11,242	19,921
Deferred taxation	––	(1,231)	(1,814)
Income tax expenses	5,748	10,011	18,107

Reconciliation of the differences between the PRC statutory EIT rate of 25% and the Group’s effective tax rate is as follows:

	For the year ended December 31,
	2009	2010	2011
	RMB	RMB	RMB

Statutory EIT rate	25.0%	25.0%	25.0%
Effect of non-deductible expenses	5.0%	9.8%	10.5%
Effect of lower tax rates in other jurisdictions	––	––	(2.4)%
Effect of change in tax rate	––	1.5%	––
Effect of preferential tax treatments	––	(9.1)%	(12.6)%
Changes in valuation allowance	20.3%	10.3%	12.2%
Effective income tax rate	50.3%	37.5%	32.7%

The effect of the preferential tax treatments available to the Group is as follows. No period prior to January 1, 2010 was eligible for preferential tax treatment.

	For the year ended December 31,
	2010	2011
	RMB	RMB

Preferential tax treatments impact to net income to ordinary shareholders	6,973	6,972
Per share effect, basic	0.26	0.18
Per share effect, diluted	0.26	0.16

Deferred tax

Deferred taxes are measured using the enacted tax rates for the periods in which they are expected to be reversed.  Significant components of the Group’s deferred tax assets are as follows:

	As of December 31,
	2010	2011
	RMB	RMB

Deferred tax assets, current
Net operating loss carry forwards	496	2,094
Accrued salaries and other expenses	1,231	3,189
Advertising expenses	6,259	11,414
Total: deferred tax assets, current	7,986	16,697
Deferred tax assets, non-current	––	––
Total: deferred tax assets	7,986	16,697
Less: valuation allowance
Net operating loss carry forwards	(496)	(2,094)
Accrued salaries and other expenses	––	(144)
Advertising expenses	(6,259)	(11,414)
Total: valuation allowance	(6,755)	(13,652)
Net deferred tax assets	1,231	3,045

The Group had net operating loss carry forwards from certain subsidiaries, VIEs and VIE’s subsidiaries amounting to RMB8,375 as of December 31, 2011, of which RMB1,983 will expire on December 31, 2015 and RMB6,392 will expire on December 31, 2016.

The Group evaluates a variety of factors in determining the amount of the valuation allowance, including the Group’s operating history, accumulated deficit, existence of taxable temporary differences and reversal periods.

In addition, pursuant to the New EIT Law, the deductible advertising expenses should be no more than 15% of the revenues as determined under PRC GAAP and the excess amount could be carried forward to the following years. The Group expects that the advertising expenses in each year will be over the 15% limit and the related deferred tax asset is not realizable in the foreseeable future, accordingly, full valuation allowance is provided. The following table shows the movements of valuation allowance for the years presented:

	Years Ended December 31,
	2009	2010	2011
	RMB	RMB	RMB

Balance at beginning of the year	(3,466)	(5,786)	(6,755)
Provision for the year	(2,320)	(969)	(6,897)
Balance at end of the year	(5,786)	(6,755)	(13,652)

Redeemable Convertible Preferred Shares	12 Months Ended
Dec. 31, 2011
Redeemable Convertible Preferred Shares
Redeemable Convertible Preferred Shares

11.  Redeemable Convertible Preferred Shares

On April 16, 2007, certain investors agreed to purchase 9,566,667 Series A Preferred Shares issued by the BVI Company at a price of US$1.045 per share for total proceeds of US$10,000.

The Company determined that the Series A Preferred Shares should not be classified as liabilities but rather as temporary equity since the Series A Preferred Shares are only contingently redeemable at the option of the holders any time after the fifth anniversary of the issuance date. If the Company completes an IPO prior to May 14, 2012, the Series A Preferred Shares would be automatically converted on a one to one basis, as adjusted for share splits, share dividends, recapitalization and similar transactions.

Additionally, it had been determined that conversion and redemption features embedded in the redeemable convertible preferred shares did not require bifurcation and derivative accounting since the embedded features did not permit or require net settlement and therefore did not meet the definition of a derivative. Since the conversion price of the redeemable convertible preferred shares exceeded the fair value of the Company’s ordinary shares on the date of issuance of the Series A Preferred Shares, no portion of the proceeds from the issuance was accounted for as attributable to the conversion feature.

According to the terms of the Series A Preferred Shares agreement, the holders of the Series A Preferred Shares are entitled to receive cumulative dividends in preference to any dividends on the ordinary shares at a rate equal to, the greater of (i) 10% of the purchase price per annum (as adjusted for any shares splits, share dividends, recapitalizations or similar transactions), and (ii) the dividends that would be paid to ordinary shares into which the Series A Preferred Shares could be converted, provided that the dividends shall be payable only when, and as declared by the Board of Directors. All accrued but unpaid dividends shall be paid in cash when and as such cash becomes legally available to the holders of Series A Preferred Shares immediately prior to the closing of a Qualified IPO, which is defined as an underwritten public offering and listing of the ordinary shares of the Company where the price per share equals or exceeds four times the Series A Preferred Shares original issue price with an aggregate gross proceeds to the Company equal to or exceeding US$50,000. On April 19, 2011, holders of the Series A Preferred Shares agreed to delay the exercise of their rights to receive cash dividends prior to the closing of a Qualified IPO to 30 days after the closing of a Qualified IPO.

Upon the closing of the Company’s IPO on May 16, 2011, all of the Series A Preferred Shares were converted into ordinary shares on a one to one basis and cumulative dividends amounting to RMB 25,944 were distributed to the holders of the Series A Preferred Shares in June 2011.

The following table sets forth the changes of redeemable convertible preferred shares for the years ended December 31, 2009, 2010 and 2011:

	As of December 31,
	2009	2010	2011
	RMB	RMB	RMB

Beginning balance	79,795	87,694	93,559
Add: Accretion of redemption feature	7,976	8,690	3,222
Less: Translation gain related to the preferred shares	(77)	(2,825)	(1,635)
Conversion of convertible redeemable preferred shares into ordinary shares	—	—	(95,146)
Ending balance	87,694	93,559	—

Ordinary Shares	12 Months Ended
Dec. 31, 2011
Ordinary Shares
Ordinary Shares

12.  Ordinary Shares

As of December 31, 2011, the Company was authorized to issue 100,000,000 ordinary shares, at par value of US$0.001 per share, and 27,272,727 and 47,489,394 ordinary shares were issued as of December 31, 2010 and 2011, respectively.

As of December 31, 2011, 435,159 ordinary shares were issued to a depository and the Company allowed the depository to issue ADS upon the exercise of options granted pursuant to the 2007 Share Incentive Plan (the “Plan”). These ordinary shares were included in issued and outstanding shares on the Group’s balance sheet and statement of changes in shareholders’ (deficit)/equity and comprehensive income as of and for the year ended December 31, 2011 although these shares and the related ADS were not issued to any option holders.

Share-based Compensation	12 Months Ended
Dec. 31, 2011
Share-based Compensation
Share-based Compensation

13.  Share-based Compensation

a)                 Share Incentive Plan

In connection with the First Reorganization in February 2007, options that were issued prior to the completion of the First Reorganization were replaced with new grants issued by the BVI Company.  The Company accounted for this replacement of options as a modification, but as the new grants carried the same terms and conditions, no incremental compensation costs were recognized.

On May 14, 2007, the Board of Directors of the BVI Company approved the Plan, which provides for the issuance of options to purchase up to 2,960,606 ordinary shares, to any qualified persons, as determined by the Board of Directors of the BVI Company.

On December 8, 2010, the Board of Directors of the Company passed a resolution to increase the total number of ordinary shares reserved under the Plan to 5,233,920 ordinary shares.

As stipulated in the share option agreements, the awards granted shall vest in accordance with one of the following conditions: (1) over a four-year service period, with 25% of the options to vest on the first anniversary of the date of grant, and the remaining 75% of the options to vest on a pro-rata basis of the calendar quarter-end of each of the 12 quarters after the first anniversary of the date of grant; or (2) over a four-year service period, with 25% of the options to vest on the date of IPO, and the remaining 75% of the options to vest on a pro-rata basis on the calendar quarter-end of each of the 12 quarters following the date of IPO; or (3) 100% upon the date of IPO.

The Company’s share option activities for the years ended December 31, 2009, 2010 and 2011 are summarized below:

	Share options outstanding
	Share options	Weighted average exercise price	Weighted average remaining contractual life (in years)	Weighted average grant date fair value
		US$		US$
Balances outstanding at January 1, 2009	1,173,400	0.81	4.48	0.11
Granted	1,769,000	1.08		0.58
Forfeited	(518,000)	1.05		0.08
Balances outstanding at December 31, 2009	2,424,400	0.96	5.04	0.46
Granted	866,500	2.99		2.67
Forfeited	(69,100)	1.06		0.41
Balances outstanding at December 31, 2010	3,221,800	1.50	4.50	1.05
Granted	1,699,813	5.24		2.67
Exercised	(164,841)	1.10		1.05
Forfeited	(374,136)	3.79		2.31
Balances outstanding at December 31, 2011	4,382,636	2.78	4.23	1.57

Exercisable at December 31, 2009	110,346	1.05	3.66	0.10
Exercisable at December 31, 2010	713,892	1.08	4.69	0.51
Exercisable at December 31, 2011	1,716,844	1.15	3.16	1.09

As of December 31, 2011, the intrinsic value of outstanding and exercisable share options was US$7,692 and US$6,169, respectively, which is calculated as the difference between the Company’s closing stock price as of December 30, 2011 and the exercise price of the share options.

The fair value of each option at the grant date was estimated using the Binominal Option Pricing Model by the Company with assistance from independent valuation specialists.

The following table summarizes the assumptions used to estimate the fair values of the share options granted in the years presented:

	For the year ended December 31,
	2009	2010	2011

Risk-free interest rate	3.18%-3.92%	3.04%-3.18%	1.18%-2.64%
Exercise multiple	2.80	2.80	2.80
Expected forfeiture rate	5%	5%	5%
Contractual life of option	6 years	6 years	6 years
Expected volatility	37.79%-38.96%	36.74%-38.96%	33.98%-39.39%
Dividend yield	—	—	—

The risk-free interest rate was based on the market yield of US$ denominated China International Government Bonds with maturity terms equal to the contractual life of option. The exercise multiple is calculated as the ratio of fair value of stock over the exercise price as at the time the share option is exercised and estimated based on an empirical research study regarding the early exercise behaviour of employees with share options. Expected forfeiture rate was estimated based on annual staff turnover for periods after June 2007. Pursuant to the Plan, the contractual life of the share options is 6 years. The expected volatility was estimated based on the price volatility of the shares of comparable companies in the internet media business because the Company was not a public company at the grant dates prior to May 11, 2011 and was a public company for a short period of time at the grant dates after May 11, 2011, and therefore did not have data to calculate expected volatility of the price of the underlying ordinary shares over the contractual life of option. No dividends were assumed in the estimation considering the Company has no history or expectation of paying dividends on its common shares.

The total fair value of equity awards vested during the year ended December 31, 2009, 2010 and 2011 were RMB37, RMB1,765 and RMB22,759, respectively.

For the years ended December 31, 2009, 2010 and 2011, the Group recorded share-based compensation of RMB1,625, RMB6,070 and RMB12,675, respectively, using graded-vesting method, for the options granted with service conditions.

For the years ended December 31, 2009 and 2010, the Group did not recognize any share-based compensation for the options granted with performance conditions as the vesting of the performance condition awards is contingent upon IPO which is not considered probable until the event happens. Upon the closing of the Company’s IPO on May 16, 2011, share options to purchase a total of 602,183 shares which were granted to several employees and non-employees were fully vested. Accordingly, the Group recorded IPO related share-based compensation expenses of RMB17,534 for the year ended December 31, 2011.

As of December 31, 2011, total amount of unrecognized compensation costs relating to non-vested share options granted by the Company amounted to RMB19,572. These unrecognized compensation costs are expected to be recognized over a weighted average period of 1.03 years.

b)                 Founder’s Shares

On December 16, 2009, pursuant to an agreement entered into by Ms. Haiyan Gong and the chief operating officer (“COO”) of the Company (“Founder’s Share Agreement”), the COO was granted 398,000 options for the BVI Company’s ordinary shares (the “Founder’s Shares”) held by Aprilsky Ltd., a company ultimately owned by Ms. Haiyan Gong. The awards have an exercise price of US$1.256 and shall vest over a four year period, with 50% of the options to vest on the second anniversary and 50% of the options to vest on the fourth anniversary of the Founder’s Share Agreement signing date, subject to the employee’s continued service with the Company.

The Company recognized these awards as employee share-based compensation awards in accordance with the applicable guidance, and measured the fair value of the awards on the grant date. Compensation expense was recognized over the requisite service period using the graded vesting method.

Share-based compensation expenses related to the Founder’s Shares of RMB893 and RMB333 were recognized in general and administrative expenses in the consolidated statements of operations for the year ended December 31, 2010 and 2011, respectively.

As of December 31, 2011, there was RMB130 of total unrecognized compensation cost related to the Founder’s Shares. The cost is expected to be recognized over a weighted average period of 0.91 years.

Net (Loss)/Income Per Share	12 Months Ended
Dec. 31, 2011
Net (Loss)/Income Per Share
Net (Loss)/Income Per Share

14.  Net (Loss)/Income Per Share

Basic and diluted net (loss)/income per share for each of the years presented are calculated as follows:

	For the year ended December 31,
	2009	2010	2011
	RMB	RMB	RMB

Numerator:
Net income attribute to Jiayuan.com International Ltd.	5,677	16,717	37,243
Accretion of Series A Preferred Shares	(7,976)	(8,690)	(3,222)
Income allocated to participating preferred shareholders	(5,677)	(16,717)	(12,681)
Numerator for basic and diluted net (loss)/income per share	(7,976)	(8,690)	21,340

Denominator:
Weighted average number of ordinary shares outstanding—basic	27,272,727	27,272,727	39,647,790
Dilutive effect of Series A Preferred Shares	—	—	—
Dilutive effect of share options	—	—	2,737,043
Weighted average number of ordinary shares outstanding—diluted	27,272,727	27,272,727	42,384,833
Basic net (loss)/income per share	(0.29)	(0.32)	0.54
Diluted net (loss)/income per share	(0.29)	(0.32)	0.50

Net income attributable to Jiayuan.com International Ltd. for the year ended December 31, 2009, 2010 and 2011 has been allocated to the ordinary shares and preferred shares based on their respective rights to shares in dividends.

As of December 31, 2011, 435,159 ordinary shares were issued to a depository and the Company allowed the depository to issue ADS upon the exercise of options granted pursuant to the Plan. These shares were not issued to any option holders. Accordingly, the Group did not include these 435,159 ordinary shares in the calculation of basic and diluted net income per share for the year ended December 31, 2011 as these shares are not considered outstanding for net income per share calculation purposes.

The potential dilutive Series A Preferred Shares and share options were excluded from the calculation of diluted net loss per share for the years ended December 31, 2009 and 2010 as their inclusion would be anti-dilutive.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies
Commitments and Contingencies

15.  Commitments and Contingencies

a)                 Operating lease commitments

Future minimum payments under non-cancellable operating leases with initial terms in excess of one year consist of the following at December 31, 2011:

Amount
RMB

Year ending December 31,
2012	6,298
2013	4,170
2014	867
2015	736
2016 and thereafter	—
Total	12,071

For the years ended December 31, 2009, 2010 and 2011, total rental expenses amounted to approximately RMB2,710, RMB4,932 and RMB5,257, respectively.

The Group did not have any significant capital and other commitments, long-term obligations, or guarantees as of December 31, 2011.

b)                 Contingencies

The Group is not currently a party to, nor is aware of, any legal proceeding, investigation or claim which is likely to have a material adverse effect on the Group’s business, financial condition, results of operations, or cash flows. The Group did not record any legal contingencies as of December 31, 2011.

Related Party Transactions	12 Months Ended
Dec. 31, 2011
Related Party Transactions
Related Party Transactions

16.  Related Party Transactions

The table below sets forth the related parties and their relationships with the Group:

Related Party	Relationship with the Group
Ms. Haiyan Gong	Nominee shareholder of the VIEs, co-chief executive officer of the Company and the Company’s shareholder.

During the years presented in the financial statements, there were no significant related party transactions.

As of December 31, 2010, the amounts due from/to a related party were as follows:

December 31,
2010
RMB

Ms. Haiyan Gong:
Receivables from	1,000
Payables to	993

On November 11, 2010, the Group advanced RMB1,000 with interest free to Ms. Haiyan Gong, which matures on November 11, 2011, with an automatic one-year extension at each maturity date. Ms. Haiyan Gong repaid the outstanding amount due under this advance in January 2011.

On November 11, 2010, the Group borrowed US$150 from Ms. Haiyan Gong in connection with the establishment of Beijing Miyuan. The amount is interest-free and repayable on November 11, 2011, with an automatic one-year extension at each maturity date. The Group repaid the outstanding amount due under this borrowing in May 2011.

Segment Information	12 Months Ended
Dec. 31, 2011
Segment Information
Segment Information

17.  Segment Information

In accordance with relevant US GAAP guidance, the reportable segments represent the Group’s operating segments for which separate financial information is available and which is utilized on a regular basis by its chief operating decision maker (“CODM”) to assess performance and to allocate resources. In identifying its reportable segments, the Group also considers the nature of services provided by its operating segments. The Group’s CODM has been identified as the Board of Directors (“BOD”), who review the consolidated and segment results when making decisions about allocation of resources and assessing performance of the Group.

Management has determined that the Group operates in three reportable segments which are online services, events and VIP services and other services during the years presented. The accounting policies of the segments are the same as those described in the summary of significant accounting policies. The CODM evaluates performance based on each reporting segment’s revenues, cost of revenues, and gross profit/(loss). The CODM does not review operating expenses or balance sheet information to measure the performance of the reportable segments, nor is this part of the segment information regularly provided to the CODM. Information for net revenues, cost of revenues and gross profit/(loss) by segment is as follows:

For the year ended December 31, 2009

	Online services	Events and VIP services	Other services	Consolidated
	RMB	RMB	RMB	RMB
Net revenues	45,387	12,801	5,706	63,894
Cost of revenues	(20,319)	(7,245)	(884)	(28,448)
Gross profit	25,068	5,556	4,822	35,446

For the year ended December 31, 2010

	Online services	Events and VIP services	Other services	Consolidated
	RMB	RMB	RMB	RMB
Net revenues	134,062	26,265	7,262	167,589
Cost of revenues	(40,228)	(18,787)	(2,034)	(61,049)
Gross profit	93,834	7,478	5,228	106,540

For the year ended December 31, 2011

	Online services	Events and VIP services	Other services	Consolidated
	RMB	RMB	RMB	RMB
Net revenues	277,186	51,235	2,820	331,241
Cost of revenues	(73,427)	(26,183)	(5,204)	(104,814)
Gross profit/(loss)	203,759	25,052	(2,384)	226,427

The Group primarily operates in the PRC, accordingly, no geographical information is presented.

Restricted Net Assets	12 Months Ended
Dec. 31, 2011
Restricted Net Assets
Restricted Net Assets

18.  Restricted Net Assets

Relevant PRC laws and regulations permit payments of dividends by the Company’s subsidiaries, VIEs and VIE’s subsidary in China only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. In addition, the Company’s subsidiaries, VIEs and VIE subsidary in China are required to make certain appropriation of net after-tax profits or increase in net assets to the statutory surplus fund (see Note 3(q)) prior to payment of any dividends. As a result of these and other restrictions under PRC laws and regulations, the Company’s subsidiaries, VIEs and VIE’s subsidiary in China are restricted in their ability to transfer their net assets to the Company in terms of cash dividends, loans or advances, which restricted portion amounted to approximately RMB23,754 and RMB27,890 as of December 31, 2010 and 2011, respectively. As of December 31, 2010 and 2011, the retained earnings balance of the Group’s PRC entities after appropriation to statutory reserves, as determined under PRC GAAP, was RMB3,526 and RMB51,729, respectively. Even though the Company currently does not require any such dividends, loans or advances from the PRC subsidiaries or VIEs for working capital and other funding purposes, the Company may in the future require additional cash resources from the Company’s subsidiaries, VIEs and VIE’s subsidary in China due to changes in business conditions, to fund future acquisitions and development, or merely to declare and pay dividends to make distributions to shareholders. Except for the above, there is no other restriction on use of proceeds generated by the Company’s subsidiaries, VIEs and VIE’s subsidiary to satisfy any obligations of the Company.

The Company performed a test on the restricted net assets of consolidated subsidiaries, VIEs and VIE’s subsidiary (the “restricted net assets”) in accordance with Securities and Exchange Commission Regulation S-X Rule 4-08 (e)(3), “General Notes to the Financial Statements” and concluded that the restricted net assets did not exceed 25% of the consolidated net assets of the Company as of December 31, 2011.

Subsequent Events	12 Months Ended
Dec. 31, 2011
Subsequent Events
Subsequent Events

19. Subsequent Events

a) In December 2011, the Board of Directors of the Company authorized a share repurchase plan, pursuant to which the Company was authorized to repurchase its own issued and outstanding ADSs up to an aggregate value of US$10 million from the open market from time to time within one year. The share repurchase plan does not require the Company to acquire a specific number of shares.

During the period from March 22, 2012 to April 19, 2012, the Company repurchased approximately 245,000 ADSs with total consideration of approximately US$1,291 from the open market. The ordinary shares representing the repurchased ADS are recorded as treasury shares at purchase cost at the time of repurchase.

b) In February and March 2012, the Board of Directors of the Company granted share options to certain employees to purchase up to 476,500 ordinary shares pursuant to the Plan. In addition, in March 2012, the Company granted 232,500 restricted shares to an employee whereby 25% of the restricted shares shall become vested on the first anniversary of the award date and the remaining 75% of the restricted shares shall vest in twelve equal quarterly installments thereafter. The Company is currently finalizing the evaluation of the financial impact of the share options and restricted shares granted.